Related party transactions (Receivables (Payables) from Related Parties) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries		$ 24.2	$ 80.6
Trading balances due to Seadrill and subsidiaries		(24.7)	(135.6)
Line of Credit
Related Party Transaction [Line Items]
Due to related parties		(24.7)	(160.3)
Seadrill
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	[1]	24.2	80.6
Trading balances due to Seadrill and subsidiaries	[1]	(157.0)	(192.0)
Rig financing agreement	[2]	0.0	(119.1)
Seadrill | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties		(245.2)	(472.5)
Seadrill | Seadrill Limited | Interest Rate Swap Agreement
Related Party Transaction [Line Items]
Due from related parties	[3]	0.0	2.4
Seadrill | Seadrill Limited | Deferred and contingent consideration to related party - short term portion
Related Party Transaction [Line Items]
Due to related parties	[4]	(41.7)	(45.6)
Seadrill | Seadrill Limited | Deferred and contingent consideration to related party - long term portion
Related Party Transaction [Line Items]
Due to related parties	[4]	(46.0)	(157.6)
Seadrill | Seadrill Limited | Line of Credit | Loan Agreement
Related Party Transaction [Line Items]
Due to related parties	[2]	$ (24.7)	$ (41.2)

[1]	Trading balances – Receivables and payables with Seadrill are comprised primarily of invoices for management fees, operation support fees, rig operating costs, insurance premiums, bareboat charters. We also include accrued interest on financing balances within this category. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill or vice versa. Related party invoices are generally settled quarterly in arrears. Trading balances with Seadrill are unsecured, interest free, and are intended to be settled in the ordinary course of business.
[2]	Related party interest expense – Interest charged by Seadrill on the Tender Rig facility, West Vencedor loan agreement and West Vela deferred consideration liability. Please read Note 11 – "Debt" for a description of the loan facilities and note (n) below for a description of the deferred consideration balance.
[3]	Derivatives with Seadrill - Interest rate swaps - The interest rate swaps held with Seadrill were canceled on September 12, 2017 when Seadrill entered Chapter 11. Refer to Note 14 "Risk management and financial instruments" for further information.
[4]	Other revenues - We provided onshore support services and offshore personnel for two of Seadrill's drilling units, the West Jupiter and West Saturn, whilst the rigs operated in Nigeria. We charged Seadrill on a cost plus mark-up basis for these services. The mark-up charged was approximately 5%. This arrangement ended during 2017.